Significant Accounting Policies	6 Months Ended
Jun. 30, 2025
Significant Accounting Policies [Abstract]
Significant Accounting Policies
2.	Significant Accounting Policies:

United has determined that it operates under one reportable segment, that of operating bulker vessels, and the assets of such segment are presented under the caption “Total assets” in the accompanying unaudited interim condensed consolidated balance sheets. The accounting policies applied to the reportable segment are the same as those used in the preparation of the Company’s consolidated financial statements included in the Annual Report on Form 20-F for the year ended December 31, 2024, filed with the SEC on April 10, 2025.

A discussion of the Company’s significant accounting policies can be found in the Company’s consolidated financial statements included in the Annual Report on Form 20-F for the year ended December 31, 2024, filed with the SEC on April 10, 2025. There have been no material changes to these policies in the six-month period ended June 30, 2025, except as discussed below:
(a)     European Union’s Emissions Trading System
Emissions Trading System
The European Union’s Emissions Trading System (“EU ETS”) was extended to cover the maritime transportation industry commencing January 1, 2024, with application to all large ships of at least 5,000 gross tonnage. Vessels are in the scope of the scheme for those voyages which begin, end or pass through European Union (“EU”) waters. The Company has an obligation to surrender EU ETS emissions allowances (“EUAs”) to the EU for each ton of reported greenhouse gas emissions in the scope of the EU ETS. Where vessels are operated under time charters, such EUAs due to the EU are provided to the Company by the charterers pursuant to the terms of the time charter agreement.
Liabilities in relation to EUAs obligations under the EU ETS, but not yet surrendered, are categorized as “Accrued liabilities” if settlement to the EU is due within 12 months of the reporting date, and within “Other non-current liabilities” if settlement is due after 12 months of the reporting date. The liability is based on the total number of EUAs required to be submitted based on level of emissions occurring on or prior to the period end. For partially completed voyages, the value of the liability is initially estimated using the cost of EUAs that may be required to be submitted at the reporting date and updated following completion of the voyage. An equal and opposite asset is recognized in relation to EUAs due from charterers, within “Other current assets”. When the charterer has provided the Company with EUAs, the respective EUAs are held by Seanergy Shipmanagement and it is presented within “Due from related parties” if settlement to the EU is due within 12 months of the reporting date, and within “Due from related parties, non-current” if settlement is due after 12 months of the reporting date.
As of June 30, 2025, the Company recorded $53 in “Other current assets”, $333 in “Due from related parties, non-current”, $10 in “Accrued liabilities” and $524 in “Other liabilities, non-current” in the accompanying condensed consolidated balance sheets.

(b)     Consolidation of a VIE

A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meetings of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders. A variable interest entity (“VIE”) is required to be consolidated by the primary beneficiary of the entity if the equity holders in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. If the VIE is not a business, the primary beneficiary initially shall measure and recognize the assets (except for goodwill) and liabilities of the VIE in accordance with Sections 805-20-25 and 805-20-30. Any gain or loss on consolidation is recognized in accordance with ASC 810-10-30-3 and ASC 810-10-30-4 based on the difference of the sum of consideration paid, fair value of non-controlling interest and reported amount of the previous held investment, if any, with the fair value of the identifiable assets and liabilities.

(c)     Non-controlling interests

For the Company’s subsidiaries and consolidated VIEs which are not wholly owned, non-controlling interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. The Company classifies non-controlling interest within equity. Non-controlling interest is initially recorded at its fair value as of the date of acquisition of the subsidiary. Subsequent to the closing date of the transaction, the recorded value for non-controlling interest is adjusted at the end of each reporting period for (a) comprehensive income (loss) that is attributed to the non-controlling interest, which is calculated by multiplying the non-controlling interest percentage by the comprehensive income (loss) of the equity of each subsidiary during the reporting period, (b) any dividends paid to the non-controlling interest holders during the reporting period, and (c) any other transactions that increase or decrease the Company’s ownership interest of the subsidiary, as a result of which the Company retains its controlling interest.

Recent Accounting Pronouncements – Not Yet Adopted

Τhere are no recent accounting pronouncements the adoption of which is expected to have a material effect on the Company’s unaudited interim condensed consolidated financial statements for the six-month period ended June 30, 2025.